OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other assets
The company's other assets consist of the following:

AS AT DEC. 31 US$ MILLIONS	2022	2021
Accounts receivable	$15	$—
Prepaid reinsurance premium	47	—
Taxes recoverable	34	—
Due from related party	2	10
Intangible assets	52	3
Reinsurance receivable	26	12
Other	86	4
Total other assets	$262	$29